Goodwill and Intangible Assets, Net (Tables) - Marketwise, LLC	6 Months Ended
Jun. 30, 2021
Goodwill [Line Items]
Schedule of Goodwill	The changes in the carrying amounts of goodwill are as follows:

Balance at January 1, 2021	$18,101
Acquisition of Chaikin	5,237
Balance at June 30, 2021	$23,338
The changes in the carrying amounts of goodwill are as follows:

Balance at January 1, 2019	$17,154
Acquisition of GSA	947
Balance at December 31, 2019	$18,101
Balance at December 31, 2020	$18,101

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net consisted of the following as of the dates indicated:

	June 30, 2021
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$12,369	$(7,491)	$4,878	4.8
Tradenames	3,578	(1,637)	$1,941	5.8
Capitalized software development costs	2,762	(1,137)	1,625	3.4
Finite-lived intangible assets, net	18,709	(10,265)	8,444

Indefinite-lived intangible assets:
Cryptocurrencies	—	—	—
Internet domain names	1,052	—	1,052
Indefinite-lived intangible assets, net	1,052	—	1,052
Intangible assets, net	$19,761	$(10,265)	$9,496

	December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278
Intangible assets, net consisted of the following as of the dates indicated:

	As of December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278

	As of December 31, 2019
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(5,332)	$3,373	3.2
Tradenames	2,921	(1,089)	1,832	5.8
Capitalized software development costs	2,495	(519)	1,976	4.8
Finite-lived intangible assets, net	14,121	(6,940)	7,181

Indefinite-lived intangible assets:
Cryptocurrencies	34	—	34
Indefinite-lived intangible assets, net	34	—	34
Intangible assets, net	$14,155	$(6,940)	$7,215
The changes in the carrying amounts of cryptocurrencies held by the Company were as follows:

Balance at January 1, 2018	$857
Additions	2,150
Distributions to customers	(1,606)
Sales	(724)
Impairment	(330)
Balance at December 31, 2018	347
Sales	(313)
Balance at December 31, 2019	34
Sales	(30)
Balance at December 31, 2020	$4

Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following as of the dates indicated:

	June 30, 2021
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$12,369	$(7,491)	$4,878	4.8
Tradenames	3,578	(1,637)	$1,941	5.8
Capitalized software development costs	2,762	(1,137)	1,625	3.4
Finite-lived intangible assets, net	18,709	(10,265)	8,444

Indefinite-lived intangible assets:
Cryptocurrencies	—	—	—
Internet domain names	1,052	—	1,052
Indefinite-lived intangible assets, net	1,052	—	1,052
Intangible assets, net	$19,761	$(10,265)	$9,496

	December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278
Intangible assets, net consisted of the following as of the dates indicated:

	As of December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278

	As of December 31, 2019
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(5,332)	$3,373	3.2
Tradenames	2,921	(1,089)	1,832	5.8
Capitalized software development costs	2,495	(519)	1,976	4.8
Finite-lived intangible assets, net	14,121	(6,940)	7,181

Indefinite-lived intangible assets:
Cryptocurrencies	34	—	34
Indefinite-lived intangible assets, net	34	—	34
Intangible assets, net	$14,155	$(6,940)	$7,215

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of June 30, 2021, the total expected future amortization expense for finite-lived intangible assets is as follows:

Remainder of 2021	$1,026
2022	2,090
2023	1,926
2024	1,436
2025	1,005
Thereafter	961
Finite-lived intangible assets, net	$8,444
As of December 31, 2020, the total expected future amortization expense for finite-lived intangible assets is as follows:

2021	$1,599
2022	1,335
2023	1,149
2024	657
2025 and beyond	337
Finite-lived intangible assets, net	$5,077